Notes to the Consolidated Statements of Operations - Summary of upfront payments and related revenues recognized (Details) € in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Notes to the Consolidated Statements of Operations
Upfront and milestones payments included in contract liabilities	€ 84,815		€ 84,815			€ 92,680
Revenue recognized from upfront and milestones payments	8,853	€ 4,397	16,545	€ 8,545
GSK
Notes to the Consolidated Statements of Operations
Upfront Payments Received Or Receivable	225,000		225,000
Upfront and milestones payments included in contract liabilities	80,382		80,382			88,715
Revenue recognized from upfront and milestones payments	7,179	3,873	13,333	7,496
Genmab
Notes to the Consolidated Statements of Operations
Upfront Payments Received Or Receivable	8,937		8,937		$ 10,000
Upfront and milestones payments included in contract liabilities	2,383		2,383			2,383
Revenue recognized from upfront and milestones payments		447		894
CRISPR
Notes to the Consolidated Statements of Operations
Upfront Payments Received Or Receivable	7,626		7,626		$ 8,500
Upfront and milestones payments included in contract liabilities	2,050		2,050			€ 1,582
Revenue recognized from upfront and milestones payments	€ 1,674	€ 77	€ 3,212	€ 155